Provisions - Movements in the Fair Value of Plan Assets (Details) - Post-employment defined benefit plans - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	€ (309)
Net defined benefit asset (liability) at end of period	(395)	€ (309)
Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	870	774
Translation differences	31	90
Interest income	77	66
Actuarial losses and gains	(30)	(3)
Company contributions	2	2
Benefits paid	(48)	(45)
Transfers	(4)	5
Other movements	(4)	(19)
Net defined benefit asset (liability) at end of period	894	870
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(107)
Net defined benefit asset (liability) at end of period	(133)	(107)
Germany | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	101	99
Translation differences	0	0
Interest income	3	1
Actuarial losses and gains	0	(1)
Company contributions	2	2
Benefits paid	(3)	(3)
Transfers	0	3
Other movements	0	0
Net defined benefit asset (liability) at end of period	103	101
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(137)
Net defined benefit asset (liability) at end of period	(187)	(137)
Brazil | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	751	660
Translation differences	31	89
Interest income	74	65
Actuarial losses and gains	(30)	(2)
Company contributions	0	0
Benefits paid	(45)	(42)
Transfers	0	0
Other movements	(4)	(19)
Net defined benefit asset (liability) at end of period	777	751
Others | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	(1)
Net defined benefit asset (liability) at end of period	(1)	(1)
Others | Operating segments | Fair value of plan assets
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit asset (liability) at beginning of period	18	15
Translation differences	0	1
Interest income	0	0
Actuarial losses and gains	0	0
Company contributions	0	0
Benefits paid	0	0
Transfers	(4)	2
Other movements	0	0
Net defined benefit asset (liability) at end of period	€ 14	€ 18